                    METLIFE INVESTORS USA INSURANCE COMPANY
                   METLIFE INVESTORS USA SEPARATE ACCOUNT A

                     SUPPLEMENT DATED FEBRUARY 28, 2007 TO
                PROSPECTUS DATED MAY 1, 2006 (AS SUPPLEMENTED)

This supplement updates information in the prospectus dated May 1, 2006 (as supplemented) for Vintage L/SM/ variable annuity contracts issued by MetLife Investors USA Insurance Company ("we", "us", or "our"). This supplement should be read in its entirety and kept together with your prospectus for a future reference. If you would like another copy of the prospectus, write to us at 5 Park Plaza, Suite 1900, Irvine, CA 92614 or call us at (800) 842-9325 to request a free copy. Certain terms used in this supplement have special meanings. If a term is not defined in this supplement, it has the meaning given to it in the prospectus.

1.  TOTAL ANNUAL PORTFOLIO EXPENSES

In the "FEE TABLES AND EXAMPLES" section of the prospectus, in the "Total
Annual Portfolio Expenses" table, replace the Minimum figure with the following:


                      Minimum                     0.48%

2.  INVESTMENT PORTFOLIO EXPENSES

Your contract offers the following investment portfolios:

     . the Legg Mason Partners Variable Money Market Portfolio of the Legg Mason Partners Variable Portfolios III, Inc.; and

     . the Met/AIM Capital Appreciation Portfolio and Pioneer Strategic Income Portfolio of the Met Investors Series Trust.

The information in the table below replaces the disclosure regarding the portfolios listed above contained in the "Investment Portfolio Expenses" table. The figures in the table are for the fiscal year ended October 31, 2006 and are expressed as a percentage of the investment portfolio's average daily net assets (note: effective November 1, 2006, the fiscal year end of the Met/AIM Capital Appreciation Portfolio and Pioneer Strategic Income Portfolio of the Met Investors Series Trust was changed to December 31). For more complete information on these fees and expenses, please refer to the prospectus for each investment portfolio.

                                                                                                               NET
                                                                                        TOTAL   CONTRACTUAL   TOTAL
                                                                     12B-1/            ANNUAL     EXPENSE    ANNUAL
                                                          MANAGEMENT SERVICE  OTHER   PORTFOLIO   SUBSIDY   PORTFOLIO
                                                             FEES     FEES   EXPENSES EXPENSES  OR DEFERRAL EXPENSES
---------------------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE PORTFOLIOS III, INC.
 Legg Mason Partners Variable Money Market Portfolio(12)    0.45%      --     0.03%     0.48%       --        0.48%
MET INVESTORS SERIES TRUST
 Met/AIM Capital Appreciation Portfolio(12)                 0.78%      --     0.16%     0.94%       --        0.94%
 Pioneer Strategic Income Portfolio(12)                     0.72%      --     0.16%     0.88%       --        0.88%

--------------------------------------------------------------------------------
(12) The information provided is for the year ended October 31, 2006.

3.  FEE TABLES AND EXAMPLES

In the "FEE TABLE AND EXAMPLES" section, in the "Examples," replace Chart 1 and Chart 2 with the following:

   CHART 1. Chart 1 assumes you select the Compounded-Plus Death Benefit, the Additional Death Benefit -- Earnings Preservation Benefit and the Guaranteed Minimum Income Benefit Plus rider (assuming the maximum 1.50% charge applies in all contract years), which is the most expensive way to purchase the contract.

                                                                      Vintage L
                                                                  SUPP-USAVLEXP

(1) IF YOU SURRENDER YOUR CONTRACT AT THE END OF THE APPLICABLE TIME PERIOD:

                              1 year                     3 years                    5 years                   10 years
--------------------------------------------------------------------------------------------------------------------------------

        (a)                   $1,481                     $2,823                     $3,708                     $6,949

        (b)                   $1,085                     $1,703                     $1,954                     $3,990

(2) IF YOU DO NOT SURRENDER YOUR CONTRACT OR IF YOU ANNUITIZE AT THE END OF THE APPLICABLE TIME PERIOD:

                              1 year                     3 years                    5 years                   10 years
--------------------------------------------------------------------------------------------------------------------------------

        (a)                    $781                      $2,283                     $3,708                     $6,949

        (b)                    $385                      $1,163                     $1,954                     $3,990

   CHART 2. Chart 2 assumes that you do not select optional death benefit riders, a Guaranteed Minimum Income Benefit Plus rider, or a Guaranteed Withdrawal Benefit rider, which is the least expensive way to purchase the contract.

(1) IF YOU SURRENDER YOUR CONTRACT AT THE END OF THE APPLICABLE TIME PERIOD:

                              1 year                     3 years                    5 years                   10 years
--------------------------------------------------------------------------------------------------------------------------------

        (a)                   $1,318                     $2,371                     $3,371                     $5,825

        (b)                    $920                      $1,217                     $1,520                     $2,489

(2) IF YOU DO NOT SURRENDER YOUR CONTRACT OR IF YOU ANNUITIZE AT THE END OF THE APPLICABLE TIME PERIOD:

                              1 year                     3 years                    5 years                   10 years
--------------------------------------------------------------------------------------------------------------------------------

        (a)                    $618                      $1,831                     $3,011                     $5,825

        (b)                    $220                       $677                      $1,160                     $2,489

       THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

                                        Telephone: (800) 842-9325
               5 Park Plaza, Suite 1900
               Irvine, CA 92614

VINTAGE L is a service mark of Citigroup Inc. or its Affiliates and is used by MetLife, Inc. and its Affiliates under license.

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